Note 7 - General and Administrative Expenses - General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Accounting and audit	$ 751	$ 606
Compensation and consulting fees	4,985	4,648
Depreciation and amortization	352	136
Filing and transfer agent fees	354	335
Amortization of deferred financing fees	84	0
General office expenses	847	530
Insurance	1,466	2,024
Juanicipio oversight costs	687	0
Legal	433	244
Share-based compensation expense (see Note 11)	2,894	3,250
Shareholder relations	445	419
Travel	296	160
General and administrative expense	$ 13,594	$ 12,352